Other Taxes - Additional Information (Detail) R$ in Millions	1 Months Ended
Mar. 31, 2017 BRL (R$)
Income Tax Disclosure [Abstract]
Provision reversal amounts	R$ 237
Inflation adjustment amounts recognized	R$ 45